                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-07700

Morgan Stanley Limited Term Municipal Trust
                  (Exact name of registrant as specified in charter)

1221 Avenue of the Americas, New York, New York 10020
      (Address of principal executive offices)                        (Zip code)

Ronald E. Robison
1221 Avenue of the Americas, New York, New York 10020
                      (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: March 31, 2007

Date of reporting period: September 30, 2006

Item 1 - Report to Shareholders

Welcome, Shareholder:

In this report, you'll learn about how your investment in Morgan Stanley Limited Term Municipal Trust performed during the semiannual period. We will provide an overview of the market conditions, and discuss some of the factors that affected performance during the reporting period. In addition, this report includes the Fund's financial statements and a list of Fund investments.

This material must be preceded or accompanied by a prospectus for the fund being offered.
Market forecasts provided in this report may not necessarily come to pass. There is no assurance that the Fund will achieve its investment objective. The Fund is subject to market risk, which is the possibility that market values of securities owned by the Fund will decline and, therefore, the value of the Fund's shares may be less than what you paid for them. Accordingly, you can lose money investing in this Fund. Please see the prospectus for more complete information on investment risks.

Fund Report
For the six months ended September 30, 2006

Total Return for the 6 Months Ended September 30, 2006

Morgan Stanley Limited Term Municipal Trust	Lehman Brothers Municipal Bond Index (10-Year)[1]	Lipper Intermediate Municipal Debt Funds Index[2]
3.12%	3.87%	3.01%

The Fund's total return assumes the reinvestment of all distributions. See Performance Summary for standardized performance and benchmark information.

Market Conditions

During the six months ended September 30, 2006, the market focused on the new leadership at the Federal Reserve Board (the ‘‘Fed’’) and the conflicting uncertainties created by inflationary pressures and forecasts of slower economic growth. As consumer spending and housing weakened, the pace of U.S. economic growth moderated and inflation remained within the range that the Fed was apparently willing to tolerate. In its first two meetings during the period the Fed continued its tightening policy, raising the Fed funds target rate in 25 basis point increments, bringing it to 5.25 percent at the end of June. In July, investors began to anticipate that the Fed would take a break from rate increases and in August it did pause, ending a record two-year run of 17 consecutive rate increases. At its September meeting, the Fed again kept its target rate unchanged as the housing market continued to weaken and oil prices declined.

The municipal market reflected this improved outlook for bonds and tracked the third calendar-quarter rally in Treasuries. Representative yields on 10-year AAA-rated municipal bonds, which increased from 4.00 percent in March to 4.15 percent in June, fell to 3.70 percent at the end of September. While yields on longer maturities declined, interest rates on two-year AAA tax-exempt maturities remained unchanged. Accordingly, the spread between short-term and long-term interest rates narrowed and the slope of the municipal yield curve continued to flatten.

Reinvestment of an estimated $100 billion of bond maturities, calls and coupons in June, July and September upheld demand for municipal bonds. However, municipal bond issuance lagged last year's record pace by over 15 percent in the first nine months of 2006. The overall decline was due in great part to a 50 percent slowdown of refunding activity. In California and New York, the drop in new-issue volume exceeded national levels with declines of 20 percent and 35 percent, respectively.

Steady demand and lower supply helped municipal bond performance keep pace with that of Treasuries. The municipal-to-Treasury yield ratio measures the relative attractiveness of the two sectors. A decline in the ratio indicates that while municipals outperformed Treasuries for the period measured, they also become relatively richer (i.e. prices increased to a greater extent). During the six-month reporting period, the 10-year municipal-to-Treasury yield ratio declined slightly from 82 to 80 percent. In comparison, the yield ratio reached a high of 87 percent in 2005.

Performance Analysis

Morgan Stanley Limited Term Municipal Trust underperformed the Lehman Brothers Municipal Bond Index (10-Year) and outperformed the Lipper Intermediate Municipal Debt Funds Index for the six months ended September 30, 2006.

During the period, the Fund's interest-rate posture continued to reflect the anticipation of higher rates. As a result, at the end of September the Fund's option-adjusted duration* stood at 4.5 years which was at the conservative end of its range. To implement this strategy of reducing the portfolio's duration, we used both a U.S. Treasury futures hedge and a BMA interest-rate swap contract. This helped the Fund's total returns as interest rates rose but tempered performance when rates declined in the third quarter. (The Fund may enter into interest rate swaps in addition to shorting U.S. Treasury futures to help preserve a return or spread on a particular investment or portion of the portfolio. This will subject the fund to the risks inherent in using these investments).

The Fund continued to modestly increase its exposure to BBB rated investment-grade bonds. New purchases included additional tobacco securitization bonds in the industrial development/pollution control sector. This had a positive impact on performance during the period as lower-rated issues outperformed high-grade bonds. Overall, the Fund maintained its high-quality bias with over 80 percent of the portfolio rated A or better. Reflecting a commitment to diversification, the Fund's net assets of $176.8 million were invested among 14 municipal sectors and 98 credits as of the end of the period.

There is no guarantee that any sectors mentioned will continue to perform as discussed herein or that securities in such sectors will be held by the Fund in the future.

* A measure of the sensitivity of a bond's price to changes in interest rates, expressed in years. Each year of duration represents an expected 1 percent change in the price of a bond for every 1 percent change in interest rates. The longer a bond's duration, the greater the effect of interest-rate movements on its price. Typically, funds with shorter durations perform better in rising-interest-rate environments, while funds with longer durations perform better when rates decline.

TOP FIVE SECTORS
Transportation Facilities	14.7%
Electric	13.1
Educational Facilities	9.8
IDR/PCR**	9.7
Public Facilities	9.0

LONG-TERM CREDIT ANALYSIS
Aaa/AAA	65.5%
Aa/AA	11.6
A/A	6.3
Baa/BBB	16.0
Ba/BB	0.6

** Industrial Development / Pollution Control Revenue
Data as of September 30, 2006. Subject to change daily. All percentages for top five sectors are as a percentage of net assets and all percentages for long-term credit analysis are as a percentage of total long-term investments. These data are provided for informational purposes only and should not be deemed a recommendation to buy or sell the securities mentioned. Morgan Stanley is a full-service securities firm engaged in securities trading and brokerage activities, investment banking, research and analysis, financing and financial advisory services.

Investment Strategy

The Fund will normally invest at least 80 percent of its assets in intermediate-term securities that pay interest exempt from federal income taxes. This policy is fundamental and may not be changed without shareholder approval. The Fund's ‘‘Investment Adviser,’’ Morgan Stanley Investment Advisors Inc., generally invests the Fund's assets in municipal obligations. Municipal obligations are bonds, notes or short-term commercial paper issued by state governments, local governments and their respective agencies. In deciding which securities to buy, hold or sell, the Investment Adviser considers market, economic and political conditions. These municipal obligations will have the following ratings at the time of purchase:

•	municipal bonds—within the four highest grades by Moody's Investors Service Inc. (‘‘Moody's’’), Standard & Poor's Rating Group, a division of The McGraw-Hill Companies, Inc. (‘‘S&P’’), or Fitch Ratings (‘‘Fitch’’);

•	municipal notes—within the two highest grades or, if not rated, have outstanding bonds within the three highest grades by Moody's, S&P or Fitch; and

•	municipal commercial paper—within the highest grade by Moody's, S&P or Fitch.

For More Information
About Portfolio Holdings

Each Morgan Stanley fund provides a complete schedule of portfolio holdings in its semiannual and annual reports within 60 days of the end of the fund's second and fourth fiscal quarters. The semiannual reports and the annual reports are filed electronically with the Securities and Exchange Commission (SEC) on Form N-CSRS and Form N-CSR, respectively. Morgan Stanley also delivers the semiannual and annual reports to fund shareholders and makes these reports available on its public web site, www.morganstanley.com. Each Morgan Stanley fund also files a complete schedule of portfolio holdings with the SEC for the fund's first and third fiscal quarters on Form N-Q. Morgan Stanley does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Morgan Stanley public web site. You may, however, obtain the Form N-Q filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC's web site, http://www.sec.gov. You may also review and copy them at the SEC's public reference room in Washington, DC. Information on the operation of the SEC's public reference room may be obtained by calling the SEC at (800) SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's e-mail address (publicinfo@sec.gov) or by writing the public reference section of the SEC, Washington, DC 20549-0102.

Householding Notice

To reduce printing and mailing costs, the Fund attempts to eliminate duplicate mailings to the same address. The Fund delivers a single copy of certain shareholder documents, including shareholder reports, prospectuses and proxy materials, to investors with the same last name who reside at the same address. Your participation in this program will continue for an unlimited period of time unless you instruct us otherwise. You can request multiple copies of these documents by calling (800) 350-6414, 8:00 a.m. to 8:00 p.m., ET. Once our Customer Service Center has received your instructions, we will begin sending individual copies for each account within 30 days.

Distribution by Maturity
(% of Long-Term Portfolio) As of September 30, 2006

Weighted Average Maturity: 9 Years(a)

(a)	Where applicable maturities reflect mandatory tenders, puts and call dates.
Portfolio structure is subject to change.

Geographic Summary of Investments
Based on Market Value as a Percent of Net Assets

Alabama	1.2%
Alaska	2.6
Arizona	2.4
Arkansas	0.6
California	12.2
Colorado	1.8
Delaware	1.2
District of Columbia	1.2
Florida	8.3
Georgia	2.2%
Hawaii	0.6
Illinois	4.1
Indiana	1.2
Kansas	1.8
Kentucky	0.4
Maine	1.2
Maryland	4.9
Massachusetts	1.3
Michigan	2.8%
Minnesota	1.8
Missouri	5.8
Nevada	2.4
New Hampshire	1.1
New Jersey	3.1
New York	7.2
Ohio	3.2
Oregon	1.2
Pennsylvania	3.0%
South Carolina	0.6
Tennessee	1.1
Texas	8.3
Virginia	3.1
Washington	4.9

Total†	98.8%

†	Does not include open short futures contracts with an underlying face amount of $12,814,688 with a total unrealized depreciation of $91,268 and an interest rate swap agreement with an unrealized depreciation of $176,582.

Performance Summary

Average Annual Total Returns — Period Ended September 30, 2006

	(since 07/12/93)
Symbol	DWLTX
1 Year	4.15%	[3]
5 Years	4.15	[3]
10 Years	4.62	[3]
Since Inception	4.47	[3]

Performance data quoted represents past performance, which is no guarantee of future results and current performance may be lower or higher than the figures shown. For most recent month-end performance figures, please visit www.morganstanley.com or speak with your Financial Advisor. Investment returns and principal value will fluctuate and fund shares, when redeemed, may be worth more or less than their original cost. The table does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
(1)	The Lehman Brothers Municipal Bond Index (10-Year) measures the performance of municipal bonds rated at least Baa+ by Moody's Investors Service, Inc., and with maturities ranging between 8 and 12 years. Indexes are unmanaged and their returns do not include any sales charges or fees. Such costs would lower performance. It is not possible to invest directly in an index.
(2)	The Lipper Intermediate Municipal Debt Funds Index is an equally weighted performance index of the largest qualifying funds (based on net assets) in the Lipper Intermediate Municipal Debt Funds classification. The Index, which is adjusted for capital gains distributions and income dividends, is unmanaged and should not be considered an investment. There are currently 30 funds represented in this Index.
(3)	Figure shown assumes reinvestment of all distributions. There are no sales charges.

Expense Example

As a shareholder of the Fund, you incur ongoing costs: (1) transaction costs, including redemption fees; and (2) ongoing costs, including advisory fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period 04/01/06 – 09/30/06.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled ‘‘Expenses Paid During Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing cost of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs, and will not help you determine the relative total cost of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	04/01/06	09/30/06	04/01/06 – 09/30/06
Actual (3.12% return)	$1,000.00	$1,031.20	$3.11
Hypothetical (5% annual return before expenses)	$1,000.00	$1,022.01	$3.09

*	Expenses are equal to the Fund's annualized expense ratio of 0.61% multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period). If the Fund had borne all of its expenses, the annualized expense ratio would have been 0.69%.

Investment Advisory Agreement Approval

Nature, Extent and Quality of Services

The Board reviewed and considered the nature and extent of the investment advisory services provided by the Investment Adviser under the Advisory Agreement, including portfolio management, investment research and fixed income securities trading. The Board also reviewed and considered the nature and extent of the non-advisory, administrative services provided by the Fund's Administrator under the Administration Agreement, including accounting, clerical, bookkeeping, compliance, business management and planning, and the provision of supplies, office space and utilities at the Investment Adviser's expense. (The Investment Adviser and the Administrator together are referred to as the ‘‘Adviser’’ and the Advisory and Administration Agreements together are referred to as the ‘‘Management Agreement.’’) The Board also compared the nature of the services provided by the Adviser with similar services provided by non-affiliated advisers as reported to the Board by Lipper Inc. (‘‘Lipper’’).

The Board reviewed and considered the qualifications of the portfolio managers, the senior administrative managers and other key personnel of the Adviser who provide the advisory and administrative services to the Fund. The Board determined that the Adviser's portfolio managers and key personnel are well qualified by education and/or training and experience to perform the services in an efficient and professional manner. The Board concluded that the nature and extent of the advisory and administrative services provided were necessary and appropriate for the conduct of the business and investment activities of the Fund. The Board also concluded that the overall quality of the advisory and administrative services was satisfactory.

Performance Relative to Comparable Funds Managed by Other Advisers

On a regular basis, the Board reviews the performance of all funds in the Morgan Stanley Fund Complex, including the Fund, compared to their peers, paying specific attention to the underperforming funds. In addition, the Board specifically reviewed the Fund's performance for the one-, three- and five-year periods ended November 30, 2005, as shown in a report provided by Lipper (the ‘‘Lipper Report’’), compared to the performance of comparable funds selected by Lipper (the ‘‘performance peer group’’). The Board also discussed with the Adviser the performance goals and the actual results achieved in managing the Fund. The Board concluded that the Fund's performance was competitive with that of its performance peer group.

Fees Relative to Other Proprietary Funds Managed by the Adviser with Comparable
Investment Strategies

The Board noted that the Adviser did not manage any other proprietary funds with investment strategies comparable to those of the Fund.

Fees and Expenses Relative to Comparable Funds Managed by Other Advisers

The Board reviewed the advisory and administrative fee (together, the ‘‘management fee’’) rate and total expense ratio of the Fund as compared to the average management fee rate and average total expense ratio for funds, selected by Lipper (the ‘‘expense peer group’’), managed by other advisers with investment strategies comparable to those of the Fund, as shown in the Lipper Report. The Board concluded that the Fund's management fee rate and total expense ratio were competitive with those of its expense peer group.

Breakpoints and Economies of Scale

The Board reviewed the structure of the Fund's management fee schedule under the Management Agreement and noted that it does not include any breakpoints. The Board noted that the Fund's assets were relatively small. The Board concluded that it would be premature to consider economies of scale in approving the Management Agreement at the present time.

Profitability of the Adviser and Affiliates

The Board considered information concerning the costs incurred and profits realized by the Adviser and affiliates during the last year from their relationship with the Fund and during the last two years from their relationship with the Morgan Stanley Fund Complex and reviewed with the Adviser the cost allocation methodology used to determine the profitability of the Adviser and affiliates. Based on its review of the information it received, the Board concluded that the profits earned by the Adviser and affiliates were not excessive in light of the advisory, administrative and other services provided to the Fund.

Fall-Out Benefits

The Board considered so-called ‘‘fall-out benefits’’ derived by the Adviser and affiliates from their relationship with the Fund and the Morgan Stanley Fund Complex, such as ‘‘float’’ benefits derived from handling of checks for purchases and sales of Fund shares, through a broker-dealer affiliate of the Adviser. The Board concluded that the float benefits were relatively small.

Soft Dollar Benefits

The Board considered whether the Adviser realizes any benefits from commissions paid to brokers who execute securities transactions for the Fund (‘‘soft dollars’’). The Board noted that the Fund invests only in fixed income securities, which do not generate soft dollars.

Adviser Financially Sound and Financially Capable of Meeting the Fund's Needs

The Board considered whether the Adviser is financially sound and has the resources necessary to perform its obligations under the Management Agreement. The Board noted that the Adviser's operations remain profitable, although increased expenses in recent years have reduced the Adviser's profitability. The Board concluded that the Adviser has the financial resources necessary to fulfill its obligations under the Management Agreement.

Historical Relationship Between the Fund and the Adviser

The Board also reviewed and considered the historical relationship between the Fund and the Adviser, including the organizational structure of the Adviser, the policies and procedures formulated and adopted by the Adviser for managing the Fund's operations and the Board's confidence in the competence and integrity of the senior managers and key personnel of the Adviser. The Board concluded that it is beneficial for the Fund to continue its relationship with the Adviser.

Other Factors and Current Trends

The Board considered the controls and procedures adopted and implemented by the Adviser and monitored by the Fund's Chief Compliance Officer and concluded that the conduct of business by the Adviser indicates a good faith effort on its part to adhere to high ethical standards in the conduct of the Fund's business.

General Conclusion

After considering and weighing all of the above factors, the Board concluded that it would be in the best interest of the Fund and its shareholders to approve renewal of the Management Agreement for another year.

Morgan Stanley Limited Term Municipal Trust

Portfolio of Investments September 30, 2006 (unaudited)

PRINCIPAL AMOUNT IN THOUSANDS		COUPON RATE	MATURITY DATE	VALUE
	Tax-Exempt Municipal Bonds (95.0%)
	General Obligation (7.3%)
$1,000	Pueblo School District # 60, Colorado, Ser 2002 (FSA)	5.375%	12/15/14	$1,099,120
2,000	Sussex County, Delaware, Ser 2003 (Ambac)	5.00	10/15/11	2,135,020
1,000	Massachusetts, Ser 2001 D (MBIA)	6.00	11/01/13	1,142,360
3,000	Jackson County Reorganized School District # 4, Missouri, Ser 2005 (FSA)	5.00	03/01/17	3,119,790
1,000	New York City, New York, 2003 Ser C (FSA)	5.25	08/01/11	1,074,600
2,000	Bellevue School District # 405, Washington, Ser 2002 (FGIC)	5.00	12/01/15	2,145,620
2,030	North Kitsap School District # 400, Washington, Refg Ser 2005 (FSA)	5.125	12/01/18	2,211,441
12,030				12,927,951
	Educational Facilities Revenue (9.8%)
1,000	University of Arizona, Ser 2005 B COPs (Ambac)	5.00	06/01/20	1,071,480
2,000	Miami-Dade County Educational Facilities Authority, Florida, University of Miami Ser 2004 A (Ambac)	5.00	04/01/16	2,159,240
1,500	University of Central Florida, UCF Convocation Corp Ser 2005 A COPs (FGIC)	5.00	10/01/17	1,624,050
2,000	University of Illinois, COPs Ser 2003 (Ambac)	5.00	10/01/14	2,155,740
1,000	Purdue University, Indiana, Student Facilities Ser 2003 A	5.375	07/01/14	1,093,940
2,000	University of Maine, Ser 2002 (FSA)	5.375	03/01/12	2,178,740
1,000	New Jersey Educational Facilities Authority, Rowan University Ser 2003 I (FGIC)	5.25	07/01/14	1,092,160
1,000	Pennsylvania State University, Refg Ser 2002	5.25	08/15/13	1,097,140
1,000	Swarthmore Borough Authority, Pennsylvania, Swarthmore College Ser 2002	5.25	09/15/14	1,085,560
450	Chattanooga Health, Educational and Housing Facilities Board, Tennessee, University of Tennessee Chattanooga Refg Ser 2005 A	5.00	10/01/15	463,315
1,000	Southwest Higher Education Authority, Texas, Southern Methodist University Ser 2002 (Ambac)	5.50	10/01/13	1,100,660
2,000	Texas Tech University, Refg & Impr Ser 2003 (Ambac)	5.25	02/15/15	2,175,620
15,950				17,297,645
	Electric Revenue (13.1%)
1,500	Alaska Industrial Development & Export Authority, Lake Dorothy Hydroelectric Ser 2006 (AMT) (Ambac)	5.25	12/01/21	1,562,535
1,000	Arizona Power Authority, Hoover Uprating Refg Ser 2001 A	5.25	10/01/16	1,109,380

See Notes to Financial Statements

Morgan Stanley Limited Term Municipal Trust

Portfolio of Investments September 30, 2006 (unaudited) continued

PRINCIPAL AMOUNT IN THOUSANDS		COUPON RATE	MATURITY DATE	VALUE
	California Department of Water Resources,
$1,000	Power Supply Ser 2002 A (MBIA)	5.50%	05/01/13	$1,107,320
2,000	Power Supply Ser 2002 A (Ambac)	5.50	05/01/14	2,210,360
2,000	Jacksonville Electric Authority, Florida, St Johns River Power Park Refg Issue 2 Ser 17	5.25	10/01/13	2,141,400
2,000	Municipal Electric Authority of Georgia, Combustion Turbine Ser 2002 A (MBIA)	5.25	11/01/14	2,170,960
2,000	Michigan Public Power Agency, Belle River Refg 2002 Ser A (MBIA)	5.25	01/01/12	2,156,120
2,000	Southern Minnesota Municipal Agency, Ser 2002 A (Ambac)	5.00	01/01/12	2,132,380
1,000	Long Island Power Authority, New York, Ser 1998 B (MBIA)	5.125	04/01/11	1,032,080
2,000	Ohio Municipal Electric Generation Agency, American Municipal Power-Ohio Inc Refg 2004 (Ambac)	5.00	02/15/16	2,145,480
1,000	South Carolina Public Service Authority, Refg Ser 2002 D (FSA)	5.25	01/01/15	1,085,210
1,000	Lower Colorado River Authority, Texas, LCRA Services Corp Refg Ser 2004 (FGIC)	5.00	05/15/19	1,047,200
2,000	Klickitat County Public Utilities District # 1, Washington, Refg Ser 2006 B (FGIC)	5.25	12/01/21	2,208,020
1,000	Seattle, Washington, Municipal Light & Power Refg Ser 2000	5.625	12/01/14	1,073,340
21,500				23,181,785
	Hospital Revenue (8.8%)
2,000	Glendale Industrial Development Authority, Arizona, John C Lincoln Health Ser 2005 B	5.25	12/01/22	2,120,060
1,000	Washington County, Arkansas, Washington Regional Medical Center Ser 2005 B	5.00	02/01/19	1,043,930
2,000	California Health Facilities Financing Authority, Cedars-Sinai Medical Center Refg Ser 2005	5.00	11/15/19	2,113,960
1,825	California Statewide Communities Development Authority, Adventist Health West Ser 2005 A	5.00	03/01/19	1,922,309
1,470	Loma Linda, California, Loma Linda University Medical Center Ser 2005 A	5.00	12/01/17	1,549,174
1,000	Alachua County Health Facilities Authority, Florida, Shands Teaching Hospital & Clinics Ser 1996 A (MBIA)	6.25	12/01/11	1,113,160
1,000	Indiana Health Facilities Financing Authority, Community Hospitals Ser 2005 A (Ambac)	5.00	05/01/20	1,067,930
1,000	Maryland Health & Higher Educational Facilities Authority, Medlantic/Helix Ser 1998 A (FSA)	5.25	08/15/12	1,042,000
1,100	Michigan Hospital Finance Authority, Henry Ford Health Ser 2006 A	5.00	11/15/20	1,164,482
2,250	Franklin County, Ohio, Trinity Health Ser 2005 A	5.00	06/01/17	2,411,168
14,645				15,548,173

See Notes to Financial Statements

Morgan Stanley Limited Term Municipal Trust

Portfolio of Investments September 30, 2006 (unaudited) continued

PRINCIPAL AMOUNT IN THOUSANDS		COUPON RATE		MATURITY DATE	VALUE
	Industrial Development/Pollution Control Revenue (9.7%)
$2,000	Northern Tobacco Securitization Corporation, Alaska, Asset Backed Ser 2006 A	4.625%		06/01/23	$2,001,540
2,000	California County Tobacco Securitization Agency, Los Angeles County Securitization Corp Ser 2006	0.00	††	06/01/28	1,680,700
1,000	California Pollution Control Financing Authority, San Diego Gas & Electric Co 1996 Ser A	5.90		06/01/14	1,118,450
3,000	Clark County Pollution Control Financing Authority, Nevada, Southern California Edison Co 2000 Ser C (AMT) (Mandatory Tender 03/02/09)	3.25		06/01/31	2,924,550
2,000	New York City Industrial Development Agency, New York, Terminal One Group Association Ser 2005 (AMT)	5.00		01/01/10	2,066,540
1,000	Westchester Tobacco Asset Securitization Corporation, New York, Ser 2005	5.00		06/01/26	1,019,320
1,000	Tennessee Energy Acquisition Corporation, Residuals Ser 47TP	9.266‡		09/01/19	1,447,120
1,725	Sabine River Authority, Texas, TXU Electric Co Refg Ser 2001 B (AMT) (Mandatory Tender 11/01/11)	5.75		05/01/30	1,834,762
2,000	Chesterfield County Industrial Development Authority, Virginia, Virginia Electric & Power Co Ser 1985	5.50		10/01/09	2,022,960
1,000	Tobacco Settlement Financing Corporation, Virginia, Asset Backed Ser 2005	5.25		06/01/19	1,039,100
16,725					17,155,042
	Mortgage Revenue – Multi-Family (0.9%)
1,500	Independent Cities Lease Financing Authority, California, San Juan Mobile Estates Ser 2006 A	4.875		05/15/26	1,512,885
	Mortgage Revenue – Single Family (0.4%)
705	Virginia Housing Development Authority, 2001 Ser J (MBIA)	4.75		01/01/12	731,825
	Public Facilities Revenue (9.0%)
2,000	Jefferson County, Alabama, School Ser 2004 A	5.25		01/01/15	2,168,420
2,000	Manatee County School District, Florida, Sales Tax Ser 2003 (Ambac)	5.00		10/01/15	2,161,720
2,000	Orange County School Board, Florida, Ser 2001 A COPs (Ambac)	5.25		08/01/14	2,171,240
595	Kentucky Property & Buildings Commission, Project No. 69 Ser A (FSA)	5.25		08/01/15	636,305
2,000	Kansas City School District, Missouri, Elementary School Refg Ser 2003 B (FGIC)	5.00		02/01/14	2,161,920
1,000	Missouri Board of Public Buildings, Ser A 2003	5.50		10/15/13	1,114,840

See Notes to Financial Statements

Morgan Stanley Limited Term Municipal Trust

Portfolio of Investments September 30, 2006 (unaudited) continued

PRINCIPAL AMOUNT IN THOUSANDS		COUPON RATE	MATURITY DATE	VALUE
$1,000	New Jersey Economic Development Authority, School Construction Refg 2005 Ser N-1 (Ambac) †	5.00%	09/01/17	$1,083,910
2,000	Erie County Industrial Development Agency, New York, Buffalo School District Ser 2003 (FSA)	5.75	05/01/14	2,247,660
1,000	New York State Urban Development Corporation, Correctional & Youth Facilities Refg Ser 2003 A (Mandatory Tender 01/01/09)	5.25	01/01/21	1,033,520
1,000	Ohio Building Authority, Highway Safety Building 2001 Ser A	5.50	10/01/15	1,083,940
14,595				15,863,475
	Recreational Facilities Revenue (4.0%)
1,000	Santa Rosa Rancheria Tachi Yokut Tribe, California, Ser 2006	5.00	03/01/20	1,007,060
	District of Columbia Ballpark,
1,000	Ser 2006 B-1 (FGIC)	5.25	02/01/16	1,107,490
1,000	Ser 2006 B-1 (FGIC)	5.00	02/01/19	1,077,560
1,000	Baltimore, Maryland, Convention Center Hotel Ser 2006 A (XLCA)	5.25	09/01/21	1,103,670
1,000	Maryland Economic Development Corporation, Chesapeake Bay Conference Center Ser 2006 A (WI)	5.00	12/01/16	1,006,670
1,575	Detroit, Michigan, CoBo Hall Ser 2003 (MBIA)	5.00	09/30/13	1,696,779
6,575				6,999,229
	Resource Recovery Revenue (3.4%)
3,000	Northeast Maryland Waste Disposal Authority, Montgomery County Refg Ser 2003 (AMT) (Ambac)	5.50	04/01/12	3,244,260
1,000	Massachusetts Development Finance Agency, SEMASS Ser 2001 A (MBIA)	5.625	01/01/12	1,088,380
1,645	Harrisburg Authority, Pennsylvania, Ser D 2003 (FSA) (Mandatory Tender 10/01/13)	5.00	12/01/33	1,759,081
5,645				6,091,721
	Tax Allocation Revenue (4.5%)
2,000	Burbank Public Financing Authority, California, 2003 Ser A (Ambac)	5.25	12/01/14	2,195,860
1,100	Village of Pingree Grove, Illinois, Cambridge Lakes Ser 2005-1	5.25	03/01/15	1,122,077
3,000	Unified Government of Wyandotte County/Kansas City, Kansas, Area B Refg Ser 2005	4.75	12/01/16	3,097,830
1,500	Fenton, Missouri, Gravois Bluffs Refg Ser 2006	5.00	04/01/13	1,573,785
7,600				7,989,552
	Transportation Facilities Revenue (14.7%)
1,000	Alaska International Airports, Ser 2002 B (Ambac)	5.75	10/01/13	1,108,070
2,000	Orange County Transportation Authority, California, Toll Road Refg Ser 2003 A (Ambac)	5.25	08/15/14	2,198,500
2,000	Colorado Department of Transportation, Refg Ser 2002 B (MBIA)	5.00	06/15/11	2,126,120

See Notes to Financial Statements

Morgan Stanley Limited Term Municipal Trust

Portfolio of Investments September 30, 2006 (unaudited) continued

PRINCIPAL AMOUNT IN THOUSANDS		COUPON RATE	MATURITY DATE	VALUE
$1,000	Greater Orlando Aviation Authority, Florida, Ser 1997 (AMT) (FGIC)	5.75%	10/01/11	$1,086,700
2,000	Miami-Dade County Aviation, Florida, Miami Int'l Airport Ser 2003 D (AMT) (MBIA)	5.00	10/01/12	2,123,380
960	Southwestern Development Authority, Illinois, Tri-City Regional Port District Refg Ser 2003 A (AMT)	4.90	07/01/14	963,312
2,000	Maryland Department of Transportation, Ser 2003	5.25	12/15/14	2,220,360
1,000	Minneapolis & St. Paul, Metropolitan Airports Commission, Minnesota, Ser 2005 B (AMT) (Ambac)	5.00	01/01/20	1,058,840
1,000	Missouri Highways & Transportation Commission, Ser A 2000	5.625	02/01/15	1,078,540
1,100	St Louis, Missouri, Lambert-St Louis Int'l Airport Ser 2003 A (FSA)	5.25	07/01/12	1,192,048
1,000	Clark County, Nevada, Aviation Fuel Tax Ser 2003 C (AMT) (Ambac)	5.00	07/01/13	1,062,280
1,750	New Hampshire, Turnpike Refg Ser 2003 (Ambac)	5.00	02/01/16	1,876,385
1,000	Triborough Bridge & Tunnel Authority, New York, Ser 2001 A	5.25	01/01/14	1,076,820
	Dallas Fort Worth International Airport, Texas,
2,000	Refg Ser 2006 (AMT) (XLCA)	5.00	11/01/12	2,067,500
2,000	Refg Ser 2006 A (AMT) (XLCA)	5.00	11/01/13	2,064,540
1,500	Richmond Metropolitan Authority, Virginia, Ser 2002 (FGIC)	5.25	07/15/13	1,645,365
1,000	Port of Seattle, Washington, ROLS-RR-II-R-638-1 (MBIA)	8.311‡	12/01/23	1,106,700
24,310				26,055,460
	Water & Sewer Revenue (5.8%)
1,500	Clayton County Water Authority, Georgia, Refg Ser 2003	5.25	05/01/14	1,650,690
1,000	Honolulu City & County, Hawaii, Wastewater Jr Ser 1998 (FGIC)	5.25	07/01/13	1,050,580
2,000	Passaic Valley Sewage Commission, New Jersey, Sewer Ser 2003 (FGIC)	5.00	12/01/14	2,161,980
2,000	Portland, Oregon, Sewer Refg 2004 Ser B (FSA)	5.00	06/01/17	2,175,340
1,000	Houston, Texas, Combined Utility First Lien Refg Ser 2004 A (MBIA)	5.25	05/15/10	1,057,170
2,000	West Harris County Regional Water Authority, Texas, Ser 2005 (FSA)	5.00	12/15/17	2,146,800
9,500				10,242,560
	Other Revenue (3.6%)
2,000	Golden State Tobacco Securitization Corporation, California, Enhanced Asset Backed Ser 2005 A (Ambac)	5.00	06/01/21	2,107,540
1,000	New Jersey Economic Development Authority, Cigarette Tax Ser 2004 (FGIC)	5.00	06/15/12	1,066,640
3,000	Tobacco Settlement Financing Corporation, New York, State Contingency Ser 2003 B	5.50	06/01/15	3,177,840
6,000				6,352,020
157,280	Total Tax-Exempt Municipal Bonds (Cost $164,837,339)			167,949,323

See Notes to Financial Statements

Morgan Stanley Limited Term Municipal Trust

Portfolio of Investments September 30, 2006 (unaudited) continued

PRINCIPAL AMOUNT IN THOUSANDS		COUPON RATE		MATURITY DATE	VALUE
	Short Term Tax-Exempt Municipal Obligations (3.8%)
$900	Newport Beach, California, Hoag Memorial Presbyterian Hospital 1992 Ser (Demand 10/02/06)	3.61*	%	10/01/22	$900,000
3,000	Illinois Health Facilities Authority, University of Chicago Hospital Ser 1998 (MBIA) (Demand 10/02/06)	3.89	*	08/01/26	3,000,000
300	Reno, Nevada, St Mary's Medical Center Ser 1998 B (MBIA) (Demand 10/02/06)	3.80	*	05/15/23	300,000
1,400	Geisinger Authority, Pennsylvania, Geisinger Health Ser B 2005 (Demand 10/02/06)	3.89	*	08/01/22	1,400,000
1,090	Bell County Health Facilities Development Corporation, Texas, Scott & White Memorial Hospital Ser 2000 B-2 (MBIA) (Demand 10/02/06)	3.89	*	08/15/29	1,090,000
6,690	Total Short-Term Tax-Exempt Municipal Obligations (Cost $6,690,000)				6,690,000
$163,970	Total Investments (Cost $171,527,339) (a) (b)			98.8%	174,639,323
	Other Assets in Excess of Liabilities			1.2	2,136,050
	Net Assets			100.0%	$176,775,373

AMT	Alternative Minimum Tax.
COPs	Certificates of Participation.
Residuals	Residual Interest Bond (Illiquid Security).
ROLS	Reset Option Longs (Illiquid Security).
WI	Security purchased on a when-issued basis.
†	A portion of this security has been physically segregated in connection with open futures contracts in the amount of $60,000.
‡	Current coupon rate for inverse floating rate municipal obligation. This rate resets periodically as the auction rate on the related security changes. Positions in inverse floating rate municipal obligations have a total value of $2,553,820 which represents 1.4% of net assets.
††	Security is a ‘‘step-up’’ bond where the coupon increases on a predetermined future date.
*	Current coupon of variable rate demand obligation.
(a)	Securities have been designated as collateral in an amount equal to $13,836,332 in connection with open futures contracts, purchase of a when-issued security and open interest rate swaps.
(b)	The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is $3,286,185 and the aggregate gross unrealized depreciation is $172,726 resulting in net unrealized appreciation of $3,113,459.
Bond Insurance:
Ambac	Ambac Assurance Corporation.
FGIC	Financial Guaranty Insurance Company.
FSA	Financial Security Assurance Inc.
MBIA	Municipal Bond Investors Assurance Corporation.
XLCA	XL Capital Assurance Corporation.

See Notes to Financial Statements

Morgan Stanley Limited Term Municipal Trust

Portfolio of Investments September 30, 2006 (unaudited) continued

Futures Contracts Open at September 30, 2006:

NUMBER OF CONTRACTS	LONG/SHORT	DESCRIPTION, DELIVERY MONTH AND YEAR	UNDERLYING FACE AMOUNT AT VALUE	UNREALIZED DEPRECIATION
60	Short	U.S. Treasury Notes 5 Year December 2006	$(6,330,938)	$(32,978)
60	Short	U.S. Treasury Notes 10 Year December 2006	(6,483,750)	(58,290)
		Total Unrealized Depreciation		$(91,268)

Interest Rate Swap Agreement Open at September 30, 2006:

COUNTERPARTY	NOTIONAL AMOUNT (000)	PAYMENTS MADE BY FUND	PAYMENTS RECEIVED BY FUND	TERMINATION DATE	UNREALIZED DEPRECIATION
J.P. Morgan Chase Securities	$20,000	Fixed Rate 3.85%	Floating Rate BMA (Bond Market Association)	12/19/16	$(176,582)

See Notes to Financial Statements

Morgan Stanley Limited Term Municipal Trust

Financial Statements

Statement of Assets and Liabilities

September 30, 2006 (unaudited)

Assets:
Investments in securities, at value (cost $171,527,339)	$174,639,323
Cash	39,796
Receivable for:
Interest	2,537,798
Shares of beneficial interest sold	669,902
Investments sold	338,503
Variation margin	9,375
Prepaid expenses and other assets	14,174
Total Assets	178,248,871
Liabilities:
Unrealized depreciation on open swap agreement	176,582
Payable for:
Investments purchased	996,000
Shares of beneficial interest redeemed	120,913
Investment advisory fee	46,374
Dividends to shareholders	31,370
Administration fee	11,598
Transfer agent fee	8,489
Accrued expenses and other payables	82,172
Total Liabilities	1,473,498
Net Assets	$176,775,373
Composition of Net Assets:
Paid-in-capital	$174,453,385
Net unrealized appreciation	2,844,134
Accumulated undistributed net investment income	17,005
Accumulated net realized loss	(539,151)
Net Assets	$176,775,373
Net Asset Value Per Share 16,146,843 shares outstanding (unlimited shares authorized of $.01 par value)	$10.95

See Notes to Financial Statements

Morgan Stanley Limited Term Municipal Trust

Financial Statements continued

Statement of Operations

For the six months ended September 30, 2006 (unaudited)

Net Investment Income:
Interest Income	$3,736,979
Expenses
Investment advisory fee	386,357
Transfer agent fees and expenses	75,202
Administration fee	73,592
Professional fees	31,301
Shareholder reports and notices	29,723
Registration fees	8,764
Custodian fees	5,721
Trustees' fees and expenses	4,093
Other	15,327
Total Expenses	630,080
Less: amounts waived/reimbursed	(72,146)
Less: expense offset	(5,995)
Net Expenses	551,939
Net Investment Income	3,185,040
Net Realized and Unrealized Gain (Loss):
Net Realized Gain (Loss) on:
Investments	(310,995)
Futures contracts	148,368
Net Realized Loss	(162,627)
Net Change in Unrealized Appreciation/Depreciation on:
Investments	3,064,608
Futures contracts	(467,766)
Swap agreement	(176,582)
Net Appreciation	2,420,260
Net Gain	2,257,633
Net Increase	$5,442,673

See Notes to Financial Statements

Morgan Stanley Limited Term Municipal Trust

Financial Statements continued

Statements of Changes in Net Assets

	FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2006	FOR THE YEAR ENDED MARCH 31, 2006
	(unaudited)
Increase (Decrease) in Net Assets:
Operations:
Net investment income	$3,185,040	$6,612,316
Net realized gain (loss)	(162,627)	1,364,713
Net change in unrealized appreciation/depreciation	2,420,260	(745,129)
Net Increase	5,442,673	7,231,900
Dividends and Distributions to Shareholders from:
Net investment income	(3,169,506)	(6,612,172)
Net realized gain	(278,355)	(227,501)
Total Dividends and Distributions	(3,447,861)	(6,839,673)
Net decrease from transactions in shares of beneficial interest	(16,862,031)	(10,091,493)
Net Decrease	(14,867,219)	(9,699,266)
Net Assets:
Beginning of period	191,642,592	201,341,858
End of Period
(Including accumulated undistributed net investment income of $17,005 and $1,471, respectively)	$176,775,373	$191,642,592

See Notes to Financial Statements

Morgan Stanley Limited Term Municipal Trust

Notes to Financial Statements September 30, 2006 (unaudited)

1.   Organization and Accounting Policies

Morgan Stanley Limited Term Municipal Trust (the ‘‘Fund’’) is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Fund's investment objective is to provide a high level of current income which is exempt from federal income tax, consistent with the preservation of capital and prescribed standards of quality and maturity. The Fund was organized as a Massachusetts business trust on February 25, 1993 and commenced operations on July 12, 1993.

The Fund will assess a 2% redemption fee, which is paid directly to the Fund, for shares redeemed within seven days of purchase, subject to certain exceptions. The redemption fee is designed to protect the Fund and its remaining shareholders from the effects of short-term trading.

The following is a summary of significant accounting policies:

A.   Valuation of Investments — (1) portfolio securities are valued by an outside independent pricing service approved by the Trustees. The pricing service uses both a computerized grid matrix of tax-exempt securities and evaluations by its staff, in each case based on information concerning market transactions and quotations from dealers which reflect the mean between the last reported bid and asked price. The portfolio securities are thus valued by reference to a combination of transactions and quotations for the same or other securities believed to be comparable in quality, coupon, maturity, type of issue, call provisions, trading characteristics and other features deemed to be relevant. The Trustees believe that timely and reliable market quotations are generally not readily available for purposes of valuing tax-exempt securities and that the valuations supplied by the pricing service are more likely to approximate the fair value of such securities; (2) futures are valued at the latest sale price on the commodities exchange on which they trade unless it is determined that such price does not reflect their market value, in which case they will be valued at their fair value as determined in good faith under procedures established by and under the supervision of the Trustees; and (3) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

B.   Accounting for Investments — Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Discounts are accreted and premiums are amortized over the life of the respective securities. Interest income is accrued daily.

C.   Futures Contracts — A futures contract is an agreement between two parties to buy and sell financial instruments or contracts based on financial indices at a set price on a future date. Upon entering into such a contract, the Fund is required to pledge to the broker cash, U.S. Government securities or other liquid portfolio securities equal to the minimum initial margin requirements of the applicable futures exchange.

Morgan Stanley Limited Term Municipal Trust

Notes to Financial Statements September 30, 2006 (unaudited) continued

Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments known as variation margin are recorded by the Fund as unrealized gains and losses. Upon closing of the contract, the Fund realizes a gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

D.   Interest Rate Swaps — Interest rate swaps involve the exchange of commitments to pay and receive interest based on a notional principal amount. Net periodic interest payments to be received or paid are accrued daily and are recorded as realized gains or losses in the Statement of Operations. Interest rate swaps are marked-to-market daily based upon quotations from market makers and the change, if any, is recorded as unrealized appreciation or depreciation in the Statement of Operations.

E.   Federal Income Tax Policy — It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable and nontaxable income to its shareholders. Accordingly, no federal income tax provision is required.

F.   Dividends and Distributions to Shareholders — Dividends and distributions to shareholders are recorded on the ex-dividend date.

G.   Use of Estimates — The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

2.   Investment Advisory/Administration Agreements

Pursuant to an Investment Advisory Agreement, the Fund pays the Investment Adviser an advisory fee, accrued daily and payable monthly, by applying the annual rate of 0.42% to the net assets of the Fund determined as of the close of each business day.

Pursuant to an Administration Agreement with Morgan Stanley Services Company Inc. (the ‘‘Administrator’’), an affiliate of the Investment Adviser, the Fund pays an administration fee, accrued daily and payable monthly, by applying the annual rate of 0.08% to the Fund's daily net assets.

The Investment Adviser has agreed to cap the Fund's operating expenses (except for brokerage and 12b-1 fees) by assuming the Fund's ‘‘other expenses’’ and/or waiving the Fund's advisory fees, and the Administrator has agreed to waive the Fund's administrative fees, to the extent such operating expenses exceed 0.60% of the average daily net assets of the Fund on an annualized basis. These voluntary assumptions/waivers may be discontinued at any time.

3.   Security Transactions and Transactions with Affiliates

The cost of purchases and proceeds from sales of portfolio securities, excluding short-term investments, for the six months ended September 30, 2006 aggregated $20,543,329 and $36,431,686, respectively.

Morgan Stanley Limited Term Municipal Trust

Notes to Financial Statements September 30, 2006 (unaudited) continued

Morgan Stanley Trust, an affiliate of the Investment Adviser and Administrator, is the Fund's transfer agent.

The Fund has an unfunded noncontributory defined benefit pension plan covering certain independent Trustees of the Fund who will have served as independent Trustees for at least five years at the time of retirement. Benefits under this plan are based on factors which include years of service and compensation. The Trustees voted to close the plan to new participants and eliminate the future benefits growth due to increases to compensation after July 31, 2003. Aggregate pension costs for the six months ended September 30, 2006 included in Trustees' fees and expenses in the Statement of Operations amounted to $2,811. At September 30, 2006, the Fund had an accrued pension liability of $51,684 which is included in accrued expenses in the Statement of Assets and Liabilities.

The Fund has an unfunded Deferred Compensation Plan (the ‘‘Compensation Plan’’) which allows each independent Trustee to defer payment of all, or a portion, of the fees he or she receives for serving on the Board of Trustees. Each eligible Trustee generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the net asset value of the Fund.

4.   Shares of Beneficial Interest

Transactions in shares of beneficial interest were as follows:

	FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2006		FOR THE YEAR ENDED MARCH 31, 2006
	(unaudited)
	SHARES	AMOUNT	SHARES	AMOUNT
Sold	1,275,367	$13,815,417	3,949,291	$43,091,484
Reinvestment of dividends and distributions	230,297	2,493,203	448,693	4,893,039
	1,505,664	16,308,620	4,397,984	47,984,523
Redeemed	(3,065,734)	(33,170,651)	(5,327,718)	(58,076,016)
Net decrease	(1,560,070)	$(16,862,031)	(929,734)	$(10,091,493)

5.   Federal Income Tax Status

The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These ‘‘book/tax’’ differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification.

Morgan Stanley Limited Term Municipal Trust

Notes to Financial Statements September 30, 2006 (unaudited) continued

Dividends and distributions which exceed net investment income and net realized capital gains for tax purposes are reported as distributions of paid-in-capital.

As of March 31, 2006, the Fund had temporary book/tax differences primarily attributable to book amortization of discounts on debt securities, mark-to-market of open futures contracts and dividend payable.

6.   Expense Offset

The expense offset represents a reduction of the fees and expenses for interest earned on cash balances maintained by the Fund with the transfer agent and custodian.

7.   Risks Relating to Certain Financial Instruments

The Fund may invest a portion of its assets in residual interest bonds, which are inverse floating rate municipal obligations. The prices of these securities are subject to greater market fluctuations during periods of changing prevailing interest rates than are comparable fixed rate obligations.

To hedge against adverse interest rate changes, the Fund may invest in financial futures contracts or municipal bond index futures contracts (‘‘futures contracts’’).

These futures contracts involve elements of market risk in excess of the amount reflected in the Statement of Assets and Liabilities. The Fund bears the risk of an unfavorable change in the value of the underlying securities. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

The Fund may enter into interest rate swaps and may purchase or sell interest rate caps, floors and collars. The Fund expects to enter into these transactions primarily to manage interest rate risk, hedge portfolio positions and preserve a return or spread on a particular investment or portion of its portfolio. The Fund may also enter into these transactions to protect against any increase in the price of securities the Fund anticipates purchasing at a later date. Interest rate swap transactions are subject to market risk, risk of default by the other party to the transaction, risk of imperfect correlation and manager risk. Such risks may exceed the related amounts shown in the Statement of Assets and Liabilities.

8.   Legal Matters

The Investment Adviser, certain affiliates of the Investment Adviser, certain officers of such affiliates and certain investment companies advised by the Investment Adviser or its affiliates, including the Fund, were named as defendants in a consolidated class action. This consolidated action also named as defendants certain individual Trustees and Directors of the Morgan Stanley funds. The consolidated amended complaint, filed in the United States District Court for the Southern District of New York on April 16, 2004, generally alleged that defendants, including the Fund, violated their statutory disclosure obligations and fiduciary duties

Morgan Stanley Limited Term Municipal Trust

Notes to Financial Statements September 30, 2006 (unaudited) continued

by failing properly to disclose (i) that the Investment Adviser and certain affiliates of the Investment Adviser allegedly offered economic incentives to brokers and others to recommend the funds advised by the Investment Adviser or its affiliates to investors rather than funds managed by other companies, and (ii) that the funds advised by the Investment Adviser or its affiliates, including the Fund, allegedly paid excessive commissions to brokers in return for their alleged efforts to recommend these funds to investors. The complaint sought, among other things, unspecified compensatory damages, rescissionary damages, fees and costs. On July 2, 2004, defendants moved to dismiss the action. On March 9, 2005, plaintiffs filed a Motion for Leave to File a Supplemental Pleading that would, among other things, expand the allegations and alleged class. On April 14, 2006, the Court granted defendants' motion to dismiss in its entirety, with prejudice. Additionally, plaintiffs' Motion for Leave to File a Supplemental Pleading was denied. The time for plaintiffs to appeal the orders granting defendants' motion to dismiss and denying plaintiffs' motion for supplemental pleading has expired. This case is now concluded.

9.   New Accounting Pronouncements

In July 2006, the Financial Accounting Standards Board (FASB) issued Interpretation 48, Accounting for Uncertainty in Income Taxes – an interpretation of FASB Statement 109 (FIN 48). FIN 48 clarifies the accounting for income taxes by prescribing the minimum recognition threshold a tax position must meet before being recognized in the financial statements. FIN 48 is effective for fiscal years beginning after December 15, 2006. The Fund will adopt FIN 48 for the fiscal year ending 2008 and the impact to the Fund's financial statements, if any, is currently being assessed.

In addition, in September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Fund's financial statement disclosures.

Morgan Stanley Limited Term Municipal Trust

Financial Highlights

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:

	FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2006		FOR THE YEAR ENDED MARCH 31,
			2006		2005		2004		2003		2002
	(unaudited)
Selected Per Share Data:
Net asset value, beginning of period	$10.82		$10.80		$11.05		$10.96		$10.30		$10.37
Income (loss) from investment operations:
Net investment income	0.19		0.36		0.34		0.33		0.34		0.36
Net realized and unrealized gain (loss)	0.15		0.03		(0.25)		0.09		0.66		(0.07)
Total income from investment operations	0.34		0.39		0.09		0.42		1.00		0.29
Less dividends and distributions from:
Net investment income	(0.19)		(0.36)		(0.34)		(0.33)		(0.34)		(0.36)
Net realized gain	(0.02)		(0.01)		—		—		—		—
Total dividends and distributions	(0.21)		(0.37)		(0.34)		(0.33)		(0.34)		(0.36)
Net asset value, end of period	$10.95		$10.82		$10.80		$11.05		$10.96		$10.30
Total Return†	3.12	% (2)	3.70%		0.81%		3.90%		9.81%		2.82%
Ratios to Average Net Assets:
Total expenses (before expense offset)	0.61	%(1)(3)(4)	0.61	%(1)(4)	0.68	%(1)	0.68	%(1)	0.70	%(1)	0.82	%(1)
Net investment income	3.46	%(3)(4)	3.33	%(4)	3.09%		2.97%		3.08%		3.45%
Supplemental Data:
Net assets, end of period, in thousands	$176,775		$191,643		$201,342		$206,133		$143,939		$70,934
Portfolio turnover rate	12	%(2)	28%		32%		46%		31%		45%

†	Calculated based on the net asset value as of the last business day of the period.
(1)	Does not reflect the effect of expense offset of 0.01%.
(2)	Not annualized.
(3)	Annualized.
(4)	If the Fund had borne all of its expenses that were reimbursed or waived by the Investment Adviser and Administrator, the annualized expense and net investment income ratios would have been as follows:

PERIOD ENDED	EXPENSE RATIO	NET INVESTMENT INCOME RATIO
September 30, 2006	0.69%	3.38%
March 31, 2006	0.69	3.25

See Notes to Financial Statements

Morgan Stanley Limited Term Municipal Trust

Results of Special Shareholder Meeting

On August 1, 2006, a Special Meeting of Shareholders of the Fund was scheduled in order to vote on the proposals set forth below. The proposals failed to obtain the quorum necessary in order to hold the meeting, and, therefore, the meeting was adjourned until August 23, 2006 and further adjourned to September 27, 2006, to permit further solicitation of proxies. The meeting was held on September 27, 2006 and the voting results with respect to these proposals were as follows:

(1) Election of Trustees:

	FOR	WITHHOLD	ABSTAIN	BNV*
Frank L. Bowman	9,542,379	376,190	0	0
Kathleen A. Dennis	9,549,152	369,417	0	0
James F. Higgins	9,536,174	382,395	0	0
Joseph J. Kearns	9,541,009	377,560	0	0
Michael F. Klein	9,537,292	381,277	0	0
W. Allen Reed	9,544,178	374,391	0	0
Fergus Reid	9,529,365	389,204	0	0

(2) Elimination of certain fundamental investment restrictions:

	FOR	AGAINST	ABSTAIN	BNV*
Elimination of the fundamental policy restricting the Fund’s ability to pledge assets	8,898,294	209,901	402,589	407,785
Elimination of the fundamental policy restricting purchases of securities on margin	8,898,773	224,485	387,526	407,785
Elimination of the fundamental policy prohibiting investments in oil, gas, and other types of minerals or mineral leases	8,911,058	198,346	401,380	407,785
Elimination of the fundamental policy prohibiting or restricting the purchase of securities of issuers in which Trustees or Officers have an interest	8,932,385	192,752	385,647	407,785
Elimination of the fundamental policy prohibiting investments for purposes of exercising control	8,949,080	181,739	379,965	407,785
Elimination of the fundamental policy prohibiting the purchase of common stocks and other instruments	8,965,178	178,860	366,746	407,785
Elimination of the fundamental policy regarding investments in unseasoned companies	8,926,122	205,214	379,448	407,785

Morgan Stanley Limited Term Municipal Trust

Results of Special Shareholder Meeting continued

(3) Modify certain fundamental investment restrictions:

	FOR	AGAINST	ABSTAIN	BNV*
Modify fundamental policy regarding diversification	8,955,047	160,276	395,461	407,785
Modify fundamental policy regarding borrowing money	8,904,409	218,367	388,008	407,785
Modify fundamental policy regarding loans	8,930,407	193,546	386,831	407,785
Modify fundamental policy regarding investment in commodities, commodity contracts and futures contracts	8,913,942	208,374	388,468	407,785
Modify fundamental policy regarding issuance of senior securities	8,944,085	178,239	388,460	407,785

(4) Reclassify certain fundamental policies as non-fundamental policies:

	FOR	AGAINST	ABSTAIN	BNV*
Reclassification as non-fundamental the fundamental policy regarding the short sale of securities	8,924,832	201,471	384,481	407,785
Reclassification as non-fundamental the fundamental policy prohibiting investments in other investment companies	8,949,961	173,040	387,783	407,785
Reclassification as non-fundamental the fundamental policy on the purchase or sale of puts, calls, and combinations thereof	8,927,554	176,969	406,261	407,785

*	Broker ‘‘non-votes’’ are shares held in street name for which the broker indicates that instructions have not been received from the beneficial owners or other persons entitled to vote and for which the broker does not have discretionary voting authority.

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Trustees

Frank L. Bowman
Michael Bozic
Kathleen A. Dennis
Edwin J. Garn
Wayne E. Hedien
James F. Higgins
Dr. Manuel H. Johnson
Joseph J. Kearns
Michael F. Klein
Michael E. Nugent
W. Allen Reed
Fergus Reid

Officers

Michael E. Nugent
Chairman of the Board

Ronald E. Robison
President and Principal Executive Officer

J. David Germany
Vice President

Dennis F. Shea
Vice President

Barry Fink
Vice President

Amy R. Doberman
Vice President

Carsten Otto
Chief Compliance Officer

Stefanie V. Chang Yu
Vice President

Francis J. Smith
Treasurer and Chief Financial Officer

Mary E. Mullin
Secretary

Transfer Agent

Morgan Stanley Trust
Harborside Financial Center, Plaza Two
Jersey City, New Jersey 07311

Independent Registered Public Accounting Firm

Deloitte & Touche LLP
Two World Financial Center
New York, New York 10281

Investment Adviser

Morgan Stanley Investment Advisors Inc.
1221 Avenue of the Americas
New York, New York 10020

The financial statements included herein have been taken from the records of the Fund without examination by the independent auditors and accordingly they do not express an opinion thereon.

This report is submitted for the general information of the shareholders of the Fund. For more detailed information about the Fund, its fees and expenses and other pertinent information, please read its Prospectus. The Fund's Statement of Additional Information contains additional information about the Fund, including its trustees. It is available, without charge, by calling (800) 869-NEWS.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective Prospectus. Read the Prospectus carefully before investing.

Investments and services offered through Morgan Stanley DW Inc., member SIPC. Morgan Stanley Distributors Inc., member NASD.

© 2006 Morgan Stanley

DWLSAR-RA06-01045P-YO9/06	MORGAN STANLEY FUNDS
Morgan Stanley Limited Term Municipal Trust Semiannual Report September 30, 2006

Item 2.  Code of Ethics.

Not applicable for semiannual reports.

Item 3.  Audit Committee Financial Expert.

Not applicable for semiannual reports.

Item 4. Principal Accountant Fees and Services

Not applicable for semiannual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semiannual reports.

Item 6.

Refer to Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End
Management Investment Companies.

Not applicable for semiannual reports.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Applicable only to reports filed by closed-end funds.

Item 9. Closed-End Fund Repurchases

Applicable to reports filed by closed-end funds.

Item 10. Submission of Matters to a Vote of Security Holders

Not applicable.

Item 11. Controls and Procedures

(a) The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. Exhibits

(a) Code of Ethics - Not applicable for semiannual reports.

(b) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto as part of EX-99.CERT.

                                       2

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Limited Term Municipal Trust

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
November 21, 2006

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
November 21, 2006

/s/ Francis Smith
Francis Smith
Principal Financial Officer
November 21, 2006

                                       3

                                                                   EXHIBIT 12 B1

                  CERTIFICATION OF PRINCIPAL EXECUTIVE OFFICER

                                 CERTIFICATIONS
                                 --------------

I, Ronald E. Robison, certify that:

1.   I have reviewed this report on Form N-CSR of Morgan Stanley Limited Term
     Municipal Trust;

2.   Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3.   Based on my knowledge, the financial statements and other financial information included in this report, fairly present in all material respects the financial condition, results of operations, changes in net assets, and cash flows (if the financial statements are required to include a statement of cash flows) of the registrant as of, and for, the periods presented in this report;

4.   The registrant's other certifying officers and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the
     Investment Company Act of 1940) for the registrant and have:

a)   designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

b)   designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

c)   evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report based on such evaluation; and

d)   disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5.   The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

                                       4

a)   all significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

b)   any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal controls over financial reporting.

Date: November 21, 2006

                                                 /s/ Ronald E. Robison
                                                 Ronald E. Robison
                                                 Principal Executive Officer

                                       5

                                                                   EXHIBIT 12 B2

                  CERTIFICATION OF PRINCIPAL FINANCIAL OFFICER

                                 CERTIFICATIONS
                                 --------------

I, Francis Smith, certify that:

1.   I have reviewed this report on Form N-CSR of Morgan Stanley Limited Term
     Municipal Trust;

2.   Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3.   Based on my knowledge, the financial statements and other financial information included in this report, fairly present in all material respects the financial condition, results of operations, changes in net assets, and cash flows (if the financial statements are required to include a statement of cash flows) of the registrant as of, and for, the periods presented in this report;

4.   The registrant's other certifying officers and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the
     Investment Company Act of 1940) for the registrant and have:

a)   designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

b)   designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

c)   evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report based on such evaluation; and

d)   disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5.   The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

                                       6

a)   all significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

b)   any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal controls over financial reporting.

Date: November 21, 2006

                                                 /s/ Francis Smith
                                                 Francis Smith
                                                 Principal Financial  Officer

                                       7

                            SECTION 906 CERTIFICATION

                Certification Pursuant to 18 U.S.C. Section 1350,
                             As Adopted Pursuant to
                  Section 906 of the Sarbanes-Oxley Act of 2002

Morgan Stanley Limited Term Municipal Trust

     In connection with the Report on Form N-CSR (the "Report") of the above-named issuer for the period ended September 30, 2006 that is accompanied by this certification, the undersigned hereby certifies that:

1.   The Report fully complies with the requirements of Section 13(a) or 15(d)
     of the Securities Exchange Act of 1934; and

2.   The information contained in the Report fairly presents, in all material respects, the financial condition and results of operations of the Issuer.

Date: November 21, 2006                          /s/ Ronald E. Robison
                                                 ---------------------------
                                                 Ronald E. Robison
                                                 Principal Executive Officer

A signed original of this written statement required by Section 906 has been provided to Morgan Stanley Limited Term Municipal Trust and will be retained by
Morgan Stanley Limited Term Municipal Trust and furnished to the Securities and
Exchange Commission or its staff upon request.

                                       8

                            SECTION 906 CERTIFICATION

                Certification Pursuant to 18 U.S.C. Section 1350,
                             As Adopted Pursuant to
                  Section 906 of the Sarbanes-Oxley Act of 2002

Morgan Stanley Limited Term Municipal Trust

     In connection with the Report on Form N-CSR (the "Report") of the above-named issuer for the period ended September 30, 2006 that is accompanied by this certification, the undersigned hereby certifies that:

1.   The Report fully complies with the requirements of Section 13(a) or 15(d)
     of the Securities Exchange Act of 1934; and

2.   The information contained in the Report fairly presents, in all material respects, the financial condition and results of operations of the Issuer.

Date: November 21, 2006                          /s/ Francis Smith
                                                 ----------------------
                                                 Francis Smith
                                                 Principal Financial Officer

A signed original of this written statement required by Section 906 has been provided to Morgan Stanley Limited Term Municipal Trust and will be retained by
Morgan Stanley Limited Term Municipal Trust and furnished to the Securities and
Exchange Commission or its staff upon request.

                                       9